Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005451 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000005451 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005451 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005451 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005451 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005451 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005451 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005451 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005451 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005451 | Databricks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005451 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000005451 | Processors
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005451 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005451 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005451 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005451 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005451 | Memory
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005451 | Payments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005451 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005451 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000177214 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000177214 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000177214 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177214 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177214 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177214 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177214 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177214 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177214 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177214 | Databricks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177214 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000177214 | Processors
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000177214 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000177214 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000177214 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177214 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177214 | Memory
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177214 | Payments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177214 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177214 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.50%